Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments
Schedule of financial instruments, measured at fair value, by level within the fair value hierarchy

	Fair Value Measurements (In thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2013
Money market funds*	$10,480	$10,480	$—	$—
Bank time deposits**	1,385,164	—	1,385,164	—
Available-for-sale securities***	139,675	139,675	—	—
Investor option liability	(29,504)	—	—	(29,504)
Total	$1,505,815	$150,155	$1,385,164	$(29,504)

As of December 31, 2012
Money market funds*	$10,005	$10,005	$—	$—
Bank time deposits**	559,393	—	559,393	—
Available-for-sale securities***	88,119	88,119	—	—
Total	$657,517	$98,124	$559,393	$—

*                           Included in cash and cash equivalents on the Company’s consolidated balance sheets.

**                    Included in cash and cash equivalents and short-term investments on the Company’s consolidated balance sheets.

***             Included in long-term investments on the Company’s consolidated balance sheets.

Schedule of key inputs used in investor option liability valuation
As of December 31, 2013
Expected dividend yield	—
Risk-free interest rate	0.30%
Expected volatility	53%
Expected life (in years)	1.4
Fair value per ordinary share of Weibo	$14.10